Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2023	15,106	1,337	389	8,762	25,594
Additions during the year	8,314	243	33	3,072	11,662
Reclassification	(4,266)	4,266	-	150	150
Reclassification to assets held for sale (note 16)	(3,957)	-	-	-	(3,957)
Transfer to inventory	(161)	-	-	-	(161)
Disposals	(310)	-	-	-	(310)
At December 31, 2023	14,726	5,846	422	11,984	32,978

Depreciation
At January 1, 2023	(2,324)	(1,148)	(84)	(765)	(4,321)
Charge for year	-	(472)	(101)	(950)	(1,523)
Impairment charge	(4,117)	(1,365)	-	-	(5,482)
Reclassification to assets held for sale (note 16)	3,124	-	-	-	3,124
At December 31, 2023	(3,317)	(2,985)	(185)	(1,715)	(8,202)

Net book values
At December 31, 2023	11,409	2,861	237	10,269	24,776
At December 31, 2022	11,785	1,186	305	7,997	21,273

Cash Generating Unit [Member]
IfrsStatementLineItems [Line Items]
Schedule of property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2022	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2022	17,161	-	185	1,111	18,457
Additions during the year	9,191	1,267	274	322	11,054
Revalution	-	-	-	708	708
Transfers during the year	(2,149)	70	(70)	-	(2,149)
Sale-and-leaseback	(8,294)	-	-	6,673	(1,621)
Grant income	(803)	-	-	-	(803)
At December 31, 2022	15,106	1,337	389	8,762	25,594

Depreciation
At January 1, 2022	-	-	(28)	(319)	(347)
Charge for year	-	(141)	(66)	(454)	(661)
Transfers during the year	-	(10)	10	-	-
Impairment charge	(3,321)	-	-	-	(3,321)
Derecognition	-	-	-	8	8
At December 31, 2022	(3,321)	(151)	(84)	(765)	(4,321)

Net book values
At December 31, 2022	11,785	1,186	305	7,997	21,273
At December 31, 2021	17,161	-	157	793	18,111